Taxation (Composition of Income Tax Expense) (Reconciliation between the Statutory CIT Rate and Group's Effective Tax Rate) (Details)	12 Months Ended			60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
TAXATION [Abstract]
Statutory CIT rate	25.00%	25.00%	25.00%	25.00%
Effect of tax holidays	(10.90%)	(16.10%)	(14.20%)
Effect of withholding taxes	3.70%	0.50%	0.40%
Changes in valuation allowance	2.60%	3.20%	2.20%
Other permanent book-tax differences	(1.70%)	2.30%	(0.10%)
Effective CIT rate	18.70%	14.90%	13.30%